Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Entity Central Index Key	0000917520